Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of net income per share

	For the year ended December 31, 2021	For the year ended December 31, 2020
	$	$
Net income (loss) attributable to the Company's shareholders	(1,676,000)	20,111,000

Basic weighted average number of common shares outstanding (in thousands)	56,645	44,661
Effect of dilutive securities
- Options	—	379

Diluted weighted average number of common shares	56,645	45,041

Net income (loss) per share
Basic	(0.03)	0.45
Diluted	(0.03)	0.45